Dividends - Additional Information (Detail) - GBP (£)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Apr. 01, 2018
Disclosure Of Dividends Paid And Proposed [Line Items]
Dividends paid		£ 2,350,000,000	£ 1,450,000,000
BT Group Investments Limited [Member]
Disclosure Of Dividends Paid And Proposed [Line Items]
Dividends paid	£ 0	2,350,000,000	1,450,000,000
Final dividend declared		£ 0	£ 2,350,000,000
BT Group Investments Limited [Member] | Events After Reporting Period [Member]
Disclosure Of Dividends Paid And Proposed [Line Items]
Final dividend declared				£ 2,500,000,000